Related-Party Transactions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Underwriter Option Shares	1,477,273
IPO Shares Reserved for Related Parties (Percent)	5.00%
Debt issuance costs expensed		$ 12.7
Gains (Losses) on Restructuring of Debt	$ 37.6
Payments of Stock Issuance Costs	$ 49.8	$ 0.0	$ 0.0
Related Party Transactions (Textual) [Abstract]
Common stock, shares issued	183,000,000	148,500,000
Payments for Hedge, Financing Activities	$ 2.7	$ 0.0	0.0
Advent International Corporation [Member]
Related Party Transactions (Textual) [Abstract]
Related party transaction, expenses from transactions with related party	$ 0.1	0.3	0.3
Beneficially owned excess	79.40%
Goldman Sachs and Company [Member]
Related Party Transaction [Line Items]
Payments of Stock Issuance Costs	$ 8.8
Director [Member]
Related Party Transactions (Textual) [Abstract]
Advisory fee	0.2
Affiliates of Goldman Sachs & Co [Member]
Related Party Transaction [Line Items]
Interest Expense, Related Party	2.0	1.5	$ 1.1
Debt issuance costs expensed		$ 4.4
Gains (Losses) on Restructuring of Debt	0.1
Related Party Transactions (Textual) [Abstract]
Revenue from Related Parties	$ 0.2
Beneficially owned excess	39.70%
Payments for Hedge, Financing Activities	$ 1.7
Executive Officer [Member]
Related Party Transactions (Textual) [Abstract]
Common stock, shares issued	32,277	369,905	151,817
Purchase price of common shares	$ 13.06	$ 10.63	$ 7.74
Aggregate purchase of common stock	11,893	0
Purchase price of aggregate common stock	$ 27.80
Accrued Interest on Debt to Related Parties [Domain]
Related Party Transactions (Textual) [Abstract]
Related Party Transaction, Due from (to) Related Party	$ 0.1	$ 0.1
Senior Secured Term Loan A [Member] | Affiliates of Goldman Sachs & Co [Member]
Related Party Transactions (Textual) [Abstract]
Related Party Transaction, Due from (to) Related Party	64.8
Senior Secured Revolving Line Of Credit [Member] | Affiliates of Goldman Sachs & Co [Member]
Related Party Transactions (Textual) [Abstract]
Related Party Transaction, Due from (to) Related Party	$ 0.0	$ 10.5
Sale of Stock [Domain]
Related Party Transactions (Textual) [Abstract]
Common stock, shares issued	1,042,395
$6.65 purchase price [Member] | Former Executive Officers [Member]
Related Party Transactions (Textual) [Abstract]
Aggregate purchase of common stock			397,173
Purchase price of aggregate common stock			$ 8.86
$11.42 purchase price [Member] | Former Executive Officers [Member]
Related Party Transactions (Textual) [Abstract]
Aggregate purchase of common stock			146,126
Purchase price of aggregate common stock			$ 15.22
Interest Rate Cap [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 0.1